Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of other assets [abstract]
Accounts receivable and other items	$ 10,103	$ 10,799
Accrued interest	2,232	2,336
Current income tax receivable	1,808	2,294
Defined benefit asset	9	9
Insurance-related assets, excluding investments	2,143	2,268
Prepaid expenses	1,123	1,150
Total	$ 17,418	$ 18,856